Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Summarized statement of financial position information
Current assets	$ 23,367	$ 23,186
Non-current assets	195,973	189,757
Current liabilities	37,156	34,383
Non-current liabilities	89,508	94,282
Equity attributable to equity holders	81,848	73,398
Non-controlling interests	10,828	10,880
Summarized income statement and comprehensive income information
Revenue	59,380	57,786	[1]	$ 54,304	[1]
Net income	6,891	7,597		6,114
Attributable to:
Equity holders	5,341	5,969		4,670
Net income	6,891	7,597		6,114
Other comprehensive income	3,876	(1,315)		(3,881)
Total comprehensive income/(loss)	10,767	6,283		2,233
Attributable to:
Equity holders	9,739	4,994		934
Non-controlling interests	1,028	1,289		1,299
Summarized cash flow information
Cash flow from operating activities	13,265	13,298		14,799
Cash flow from investing activities	(4,354)	(4,620)		(5,878)
Cash flow from financing activities	(8,596)	(10,620)		(11,598)
Ambev [member]
Summarized statement of financial position information
Current assets	7,552	7,248
Non-current assets	19,846	19,193
Current liabilities	8,470	7,770
Non-current liabilities	2,374	2,700
Equity attributable to equity holders	16,312	15,707
Non-controlling interests	242	263
Summarized income statement and comprehensive income information
Revenue	15,920	15,434		13,570
Net income	2,987	2,883		2,444
Attributable to:
Equity holders	2,895	2,800		2,360
Non-controlling interests	92	84		84
Net income	2,987	2,883		2,444
Other comprehensive income	(1,909)	(1,300)		629
Total comprehensive income/(loss)	1,078	1,584		3,074
Attributable to:
Equity holders	1,011	1,517		2,970
Non-controlling interests	67	67		104
Summarized cash flow information
Cash flow from operating activities	4,934	3,997		4,266
Cash flow from investing activities	(1,151)	(969)		(1,441)
Cash flow from financing activities	(3,218)	(3,164)		(2,988)
Net increase/(decrease) in cash and cash equivalents	565	(136)		(163)
Budweiser APAC [Member]
Summarized statement of financial position information
Current assets	4,259	3,606
Non-current assets	11,975	12,390
Current liabilities	4,649	4,414
Non-current liabilities	735	748
Equity attributable to equity holders	10,785	10,765
Non-controlling interests	65	69
Summarized income statement and comprehensive income information
Revenue	6,856	6,478		6,788
Net income	880	949		981
Attributable to:
Equity holders	852	913		950
Non-controlling interests	28	36		31
Net income	880	949		981
Other comprehensive income	(286)	(812)		(289)
Total comprehensive income/(loss)	594	137		692
Attributable to:
Equity holders	567	105		660
Non-controlling interests	27	32		32
Summarized cash flow information
Cash flow from operating activities	1,811	1,577		1,903
Cash flow from investing activities	(447)	(440)		(731)
Cash flow from financing activities	(621)	(500)		(464)
Net increase/(decrease) in cash and cash equivalents	$ 743	$ 637		$ 708

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.